SENIOR SECURED CONVERTIBLE CREDIT FACILITY	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
SENIOR SECURED CONVERTIBLE CREDIT FACILITY

11.	SENIOR SECURED CONVERTIBLE CREDIT FACILITY

As of December 25, 2021 and June 26, 2021, senior secured convertible credit facility consists of the following:

		December 25,	June 26,
	Tranche	2021	2021
Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	1A	$21,952	$21,113

Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	1B	94,545	91,185

Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	2	30,744	29,580

Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	3	11,905	11,454

Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	4	14,003	13,497

Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	22,474	21,624

Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	IA-1	3,143	3,027

Senior secured convertible notes dated September 14, 2020, issued to accredited investors, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	IA-2	6,078	5,848

Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	9,488	9,105

Second restatement fee issued in senior secured convertible notes dated July 2, 2020, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	2,102	2,022

Third restatement advance issued in senior secured convertible notes dated January 11, 2021, which mature on August 17, 2028 and bear interest at LIBOR plus 6.0% per annum.	-	11,820	11,373

Total Drawn on Senior Secured Convertible Credit Facility		228,254	219,828

Less Unamortized Debt Discount		(108,599)	(49,007)

Senior Secured Convertible Credit Facility, Net		$119,655	$170,821

A reconciliation of the beginning and ending balances of senior secured convertible credit facility for the six months ended December 25, 2021 is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Incremental Advance - 1	Incremental Advance - 2	3rd Advance	Amendment Fee Notes	Restatement Fee Notes	2nd Restatement Fee Notes	TOTAL
Balance as of June 26, 2021	$97,900	$25,266	$9,716	$2,407	$1,392	$3,195	$4,081	$18,973	$5,866	$2,023	$170,819

Paid-In-Kind Interest Capitalized	4,363	1,199	464	522	117	226	439	876	394	121	8,721
Net Effect on Debt from Extinguishment	730	1,036	464	(6,023)	(1,634)	(1,529)	(3,386)	176	(2,244)	-	(12,410)
Equity Component Debt - New and Amended	(25,909)	(6,957)	(2,694)	3,710	218	(1,684)	(805)	(5,086)	(2,181)	-	(41,388)
Net Effect on Debt from Derivative	(5,665)	(1,495)	(579)	(681)	(153)	(296)	(575)	(1,093)	(461)	(102)	(11,100)
Cash Paid for Debt Issuance Costs	(1,332)	(351)	(136)	(160)	(36)	(69)	(135)	(257)	(108)	(24)	(2,608)
Amortization of Debt Discounts	3,461	776	307	685	193	344	745	648	460	2	7,621

Balance as of December 25, 2021	$73,548	$19,474	$7,542	$460	$97	$187	$364	$14,237	$1,726	$2,020	$119,655

On August 17, 2021, the Company announced that Tilray, Inc. (“Tilray”) acquired a majority of the outstanding senior secured convertible notes (the “Notes”) under the senior secured convertible credit facility (the “Convertible Facility”) with Gotham Green Partners (“GGP”). Under the terms of the transaction, a newly formed limited partnership (the “SPV”) established by Tilray and other strategic investors acquired an aggregate principal amount of approximately $165,800 of the Notes and warrants issued in connection with the Convertible Facility, representing 75% of the outstanding Notes and 65% of the outstanding warrants under the Convertible Facility. Specifically, Tilray’s interest in the SPV represents rights to 68% of the Notes and related warrants held by the SPV, which are convertible into, and exercisable for, approximately 21% of the outstanding Subordinate Voting Shares of MedMen upon closing of the transaction. Tilray also has the right to appoint two non-voting observers of the Company’s Board of Directors.

In connection with the sale of the Notes, the Company amended and restated the securities purchase agreement (“A&R 4”, or the “Sixth Amendment”) to, among other things, extend the maturity date to August 17, 2028, eliminate any cash interest obligations and instead provide for payment-in-kind (“PIK”) interest, eliminate certain repricing/down-round provisions, and eliminate and revise certain restrictive covenants. All or a portion of the Notes and unpaid accrued interest are convertible into Subordinate Voting Shares at the option of the Note holder prior to the Notes repayment. The conversion price of the Notes and unpaid and accrued PIK interest prior to A&R 4 ranges from $0.1529 to $0.3400. Accrued payment-in-kind interest on the Notes incurred after A&R 4 will be convertible at price equal to the higher of 1) the trailing 30-day volume weighted average price of the Subordinate Voting Shares, and 2) lowest discounted price available pursuant to the pricing policies of the Canadian Securities Exchange (the “CSE”). A&R 4 PIK was classified as a liability in accordance with ASC 480, “Distinguishing Liabilities from Equity”. The Notes may not be prepaid until the federal legalization of cannabis. Under A&R 4, the Company is subject to certain financial covenants including minimum liquidity and maintenance of the annual budget, and certain negative covenants, including restrictions on incurring liens, debt and contingent obligations, sale of assets, conducting mergers, investments and affiliate transactions, making certain payments, organizational changes, and sale-leaseback transactions. The Company was in compliance with its covenants as of December 25, 2021. The Sixth Amendment was deemed to be a substantial modification under ASC Subtopic 470-50, “Modifications and Extinguishments” and the Company recorded a gain on extinguishment of debt in the amount of $12,410 in the first quarter of 2022.

The Notes will also provide the holders with a top-up (“Top-up”) right to acquire additional Subordinate Voting Shares and a preemptive (“Preemptive”) right with respect to future financings of the Company, subject to certain exceptions, upon the issuance by MedMen of certain Subordinate Voting Shares or Subordinate Voting Share-linked securities. Top-up rights provides the Note holders warrants for the number of Subordinate Voting Shares that maintains the Note holders their as-if converted ownership percentage of Subordinate Voting Shares (the “Top-up Warrants”). The Top-up Warrants exercise price is equal to the issue or conversion price of the Subordinate Voting Shares that triggered the Top-up Warrants. The Top-up Warrants expire at the earlier of five years or the date cannabis possession is federally legal. Preemptive rights allow the Note holders a first right to acquire its pro rata portion of certain future Subordinate Voting Share issuances at the price proposed by the Company. The Top-up and Preemptive rights were bifurcated from the Notes and classified as derivatives due to the variability in the number of shares and price in accordance with ASC 815, “Derivatives and Hedging”. See “Note 8 – Derivative Liabilities” for further discussion.

In connection with A&R 4, GGP has the ability to nominate an individual to serve on the Company’s Board of Directors for so long as GGP’s diluted ownership percentage is at least 10%.

Medmen Enterprises Inc. [Member]
SENIOR SECURED CONVERTIBLE CREDIT FACILITY

19. SENIOR SECURED CONVERTIBLE CREDIT FACILITY

As of June 26, 2021 and June 27, 2020, senior secured convertible credit facility consists of the following:

	Tranche	2021	2020

Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1A	$21,112,530	$21,660,583

Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1B	91,185,378	86,053,316

Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	2	29,580,445	26,570,948

Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	3	11,454,144	10,288,815

Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	4	13,496,906	12,500,000

Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	21,623,561	19,423,593

Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-1	3,027,003	2,734,282

Senior secured convertible notes dated September 14, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-2	5,847,933	-

Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	9,104,665	8,199,863

Second restatement fee issued in senior secured convertible notes dated July 2, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	2,021,984	-

Third restatement fee issued in senior secured convertible notes dated January 11, 2021, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	11,372,828	-

Total Drawn on Senior Secured Convertible Credit Facility		219,827,377	187,431,400

Less Unamortized Debt Discount		(49,005,984)	(21,062,937)

Senior Secured Convertible Credit Facility, Net		$170,821,393	$166,368,463

A reconciliation of the beginning and ending balances of senior secured convertible credit facility for the years ended June 26, 2021 and June 27, 2020 is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Incremental Advance - 1	Incremental Advance - 2	3rd Advance	Amendment Fee Notes	Restatement Fee Notes	2nd Restatement Fee Notes	TOTAL

Balance as of June 29, 2019	$86,855,415	$-	$-	$-	$-	$-	$-	$-	$-	$-	$86,855,415

Cash Additions	-	25,000,000	10,000,000	12,500,000	2,734,282	-	-	-	-	-	50,234,282
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	-	-	18,750,000	8,199,863	-	26,949,863
Paid-In-Kind Interest Capitalized	7,713,899	1,570,948	288,815	-	-	-	-	673,593	-	-	10,247,255
Equity Component of Debt - New and Amended	6,942,719	(1,137,637)	(172,786)	(11,552,806)	(609,060)	-	-	(511,900)	(1,245,676)	-	(8,287,146)
Cash Paid for Debt Issuance Costs	-	(482,998)	(641,689)	(673,435)	-	-	-	-	-	-	(1,798,122)
Amortization of Debt Discounts	1,321,414	402,374	206,093	12,932	43,318	-	-	52,907	127,878	-	2,166,916

Balance as of June 27, 2020	$102,833,447	$25,352,687	$9,680,433	$286,691	$2,168,540	$-	$-	$18,964,600	$7,082,065	$-	$166,368,463

Cash Additions	-	-	-	-	-	5,420,564	10,937,127	-	-	-	16,357,691
Repayments	(8,000,000)	-	-	-	-	-	-	-	-	-	(8,000,000)
Principal Reallocation	585,058	(3,276)	(1,277)	(404,451)	(340)	(589)	-	(2,395)	(24,084)	(148,646)	-
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	(468,564)	(937,127)	-	-	-	(1,405,691)
Paid-In-Kind Interest Capitalized	11,925,650	3,012,776	1,166,607	1,401,357	290,061	427,165	435,701	2,202,363	928,886	170,630	21,961,196
Net Effect on Debt from Extinguishment	4,812,996	962,750	497,175	2,167,870	(453,979)	-	-	455,792	630,758	2,000,000	11,073,362
Equity Component Debt - New and Amended	(23,562,662)	(6,147,968)	(2,480,673)	(2,839,499)	(1,296,844)	(3,239,507)	(7,694,405)	(4,337,438)	(4,551,977)	-	(56,150,973)
Cash Paid for Debt Issuance Costs	-	-	-	-	-	(175,000)	(200,000)	-	-	-	(375,000)
Amortization of Debt Discounts	9,306,004	2,089,165	854,194	1,794,998	684,720	1,231,345	1,539,902	1,690,108	1,800,653	1,256	20,992,345

Balance as of June 26, 2021	$97,900,493	$25,266,134	$9,716,459	$2,406,966	$1,392,158	$3,195,414	$4,081,198	$18,973,030	$5,866,301	$2,023,240	$170,821,393

On March 22, 2019, the Company signed a binding term sheet for a senior secured convertible credit facility (the “Convertible Facility”) of up to $250,000,000 from funds managed by Gotham Green Partners (“GGP”), an investor in the global cannabis industry. The Company subsequently entered into a definitive agreement on April 23, 2019 and closed on a portion of the initial funding tranche.

The Convertible Facility will be accessed through issuances to the lenders of convertible senior secured notes (“Notes”) co-issued by the Company and MM CAN, in an aggregate amount of up to $250,000,000. See “Note 29 – Subsequent Events” for further information. Under the definitive terms, Notes will be issuable in up to five tranches, with each tranche being issuable at the option of the Company, subject to certain conditions and, in certain cases, price thresholds for the Class B Subordinate Voting Shares of the Company. The initial tranche, which the Company and MM CAN have drawn down on April 23, 2019 and May 22, 2019, was for gross proceeds of $100,000,000 (“Tranche 1”). The balance of the Convertible Facility will be funded through additional tranches.

All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.

The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date. The conversion price for each tranche of Notes is determined based upon a predefined formula as defined in the agreement immediately prior to funding of each tranche.

The Company may force the conversion of up to 75% of the then outstanding Notes if the volume weighted average price (“VWAP”) of the Subordinate Voting Shares (converted to U.S. dollars) is at least $8.00 for any 20 consecutive trading day period, at a conversion price per Subordinate Voting Share equal to $8.00. If 75% of the then outstanding Notes are converted by the Company, the term of the remaining 25% of the then outstanding Notes will be extended by 12 months (if such extended period is longer than the maturity date of such Notes), subject to an outside date of 48 months from the Closing Date.

Upon issuance of Notes pursuant to any tranche, the lenders will be issued share purchase warrants of the Company (“Warrants”), each of which would be exercisable to purchase one Subordinate Voting Share for 36 months from the date of issue. The number of Warrants to be issued will represent an approximate 50% Warrant coverage for each tranche. The exercise prices for each tranche of Warrants are determined based upon a predefined formula as defined in the agreement immediately prior to funding of each tranche.

In connection with Tranche 1, the Company issued to the lenders 10,086,066 Warrants with an exercise price per share equal to $3.72 and 42,913,752 Warrants with an exercise price per share equal to $4.29. Under ASC 815, the conversion option and warrants were recorded as an equity instrument. As of June 29, 2019, the relative fair value of the warrants with a value of $7,548,720 has been recorded to equity. In addition, the Company paid cash financing fees of $2,276,757 and issued 1,748,251 Subordinate Voting Shares valued at an aggregate price of $3,979,119 using the trading share price of the Company at the issuance date. The cash consideration and Subordinate Voting Shares issued were allocated between debt and equity.

As additional consideration for the purchase of the Notes, at the time of each Tranche closing, the lenders will be paid an advance fee of 1.5% of the principal amount of the Notes purchased in such Tranche. While the Notes are outstanding, the lenders will be entitled to the collective rights (a) to nominate an individual to the board of directors of the Company, and (b) to appoint a representative to attend all meetings of the board of directors in a non-voting observer capacity. The Notes and the Warrants, and any Subordinate Voting Shares issuable as a result of a conversion of the Notes or exercise of the Warrants, will be subject to a four-month hold period from the date of issuance of such Notes or such Warrants, as applicable, in accordance with applicable Canadian securities laws.

As of June 26, 2021 and June 27, 2020, the Company has drawn down on a total of $165,000,000 and $150,000,000, respectively, on the Convertible Facility.

Amendments to Senior Secured Convertible Credit Facility

On August 12, 2019, the Company amended certain provisions of the Convertible Facility led by GGP (the “First Amendment”). The Company agreed to pay GGP 15% of the $125,000,000 drawn down prior to entering into the amendment as an amendment fee, which was calculated at $18,750,000 and was subsequently converted into convertible notes on October 29, 2019 at a conversion price of $1.28 per Class B Subordinate Voting Share (the “Amendment Fee Notes”). The Amendment Fee Notes may be cancelled in the event that either: the obligations, excluding the amendment fee, are paid in full, whether by prepayment or when due; or the lender elects to convert a portion of the obligations and the price per share is greater than $2.95. Tranche 1 and Tranche 2 had been fully drawn down as of May 22, 2019 and July 12, 2019, respectively. The amount of funds available to the Company in Tranche 3 and Tranche 4 was amended to $50,000,000 and $75,000,000, respectively. The aggregate amount available to be borrowed remained the same. The new terms of the First Amendment were deemed to be substantial modifications under ASC Subtopic 470-50. Accordingly, the Company recorded a loss on extinguishment of debt of $31,816,659. The loss was recorded as a component of loss on extinguishment of debt in the Consolidated Statements of Operations for the fiscal year ended June 27, 2020.

On October 29, 2019, the Company completed the second amendment of the Convertible Facility with GGP (the “Second Amendment”) wherein certain reporting and financial covenants were modified. The Amendment removed the senior debt to market capitalization ratio covenant. The conversion of any portion of the obligations into shares is restricted until on or after October 29, 2020. As a result of the Second Amendment, the Company has the right to repay, in whole or in part, the outstanding principal amount of the Note together with accrued and unpaid interest and fees, plus the applicable premium which is five percent (5%) of the principal amount being repaid before the second anniversary of the date of issuance of each convertible note, and three percent (3%) of the principal amount being repaid thereafter. The amount of available credit in the remaining tranches was amended to $10,000,000 for Tranche 3 and $115,000,000 for Tranche 4, of which the full amount of Tranche 3 was funded on November 27, 2019. The aggregate amount available to be borrowed remained the same. Further, the Second Amendment provided that the funding of Tranche 4 will require the consent of both the Company and the lenders under the Convertible Facility. The new terms of the Second Amendment do not qualify as a substantial modification under ASC Subtopic 470-50.

On March 27, 2020, the Company amended and restated the securities purchase agreement with GGP (the “Third Amendment”) wherein GGP committed to fund up to $150,000,000 through Tranche 4 and subsequent tranches (each such subsequent tranche, an “Incremental Advance”) subject to the funding requirements of the Company and certain other conditions. The maximum funding capacity under the Convertible Facility, as amended on March 27, 2020 is $285,000,000 of which $135,000,000 had been drawn down in prior tranches. The final $25,000,000 is subject to acceptance by the Company. Certain financial covenants were also modified which include a reduction in the required go-forward minimum cash balance and the removal of the fixed charge coverage ratio requirement that was to become effective in calendar 2021. The Third Amendment removed the accelerated and forced conversion rights previously held by GGP under the agreement as amended on August 12, 2019.

As part of the Third Amendment, the Company agreed to pay GGP 10% of the existing Notes outstanding prior to Tranche 4, including paid-in-kind interest accrued on such Notes (the “Existing Notes”), or $163,997,255, as a restatement fee (the “Restatement Fee”), of which the first 50% of the Restatement Fee was paid through the issuance of additional Notes in an aggregate principal amount equal to $8,199,863 at a conversion price of $0.26 (the “Restatement Fee Notes”). The remaining 50% of the Restatement Fee, or $8,199,863, will be due upon each Incremental Advance on a pro-rata basis of $87,500,000. As additional consideration for the purchase of the Tranche 4 Notes, the lenders participating in Tranche 4 Advance were paid an advance fee of 1.5% (the “Advance Fee”) of the aggregate principal amount, or $187,500, which was withheld from the Tranche 4 funding amount. The 1.5% Advance Fee will also be paid in respect of any Incremental Advances.

Under the Amended and Restated SPA, each Incremental Advance will be issued at a conversion price per Subordinate Voting Share equal to the five (5) day VWAP of the Subordinate Voting Shares as of the trading day immediately preceding the date of completion of such Incremental Advance, subject to a minimum price of $0.20 and maximum price of $0.40 (in respect of each Incremental Advance, a “Restatement Conversion Price”), provided that the first Incremental Advance (the “Tranche 4 Advance”) will have a Restatement Conversion Price of $0.26. In addition, as any Incremental Advances are funded, the conversion price of the relative portion of the Existing Notes will be amended to the Restatement Conversion Price.

In connection with each Incremental Advance, the Company will also share purchase warrants of the Company (“Incremental Warrants”) representing 100% coverage on the aggregate principal amount of such Incremental Advance, each of which will be exercisable to purchase one Subordinate Voting Share for a period of five (5) years from the date of issuance, at an exercise price per Subordinate Voting Share equal to the Restatement Conversion Price for such Incremental Advance. In addition, as any Incremental Advances are funded, the relative portion of the existing share purchase warrants issued under the Convertible Facility and outstanding prior to Tranche 4 (the “Existing Warrants”) will be cancelled and replaced by new share purchase warrants of the Company (the “ Replacement Warrants”), each of which will be exercisable to purchase one Subordinate Voting Share for a period of five (5) years from the date of issuance at an exercise price equal to the Restatement Conversion Price for such Incremental Advance. The Incremental Warrants, including the Tranche 4 Warrants, and the Replacement Warrants will be exercisable on a cashless (net exercise) basis. In addition, if the Company’s retail operations achieve two (2) consecutive three-month periods of positive after-tax free cash flow during any time prior to the expiry date for the Replacement Warrants, then all outstanding Replacement Warrants will be automatically cancelled upon achieving the milestone.

The principal amount of the Existing Notes that will be repriced and the number of Existing Warrants that will be cancelled and replaced upon an Incremental Advance will be based on the percentage that the amount of such Incremental Advance is of a total funding target of $100,000,000 (the “Funding Target Percentage”). The applicable Existing Notes will be repriced to the Restatement Conversion Price for such Incremental Advance. The Incremental Replacement Warrants issued as a part of such Incremental Advance will represent 50% coverage on the amount determined by multiplying the Funding Target Percentage by $135,000,000. The Third Amendment was a substantial modification in accordance ASC Subtopic 470-50. As a result of the Third Amendment, the Company recorded a loss on extinguishment of debt in the amount of $10,706,883. The loss was recorded as a component of other expense in the Consolidated Statements of Operations for the fiscal year ended June 27, 2020.

On July 2, 2020, the Company amended and restated the securities purchase agreement with Gotham Green Partners (“GGP”) under the senior secured convertible credit facility (the “Convertible Facility”) (the “Fourth Amendment”) wherein the minimum liquidity covenant was waived until September 30, 2020 and resetting at $5,000,000 thereafter with incremental increases on March 31, 2021 and December 31, 2021. The payment-in-kind feature on the Convertible Facility was also extended, such that 100% of the cash interest due prior to June 2021 will be paid-in-kind and 50% of the cash interest due thereafter will be paid-in-kind. The Fourth Amendment released certain assets from its collateral to allow greater flexibility to generate proceeds through the sale of non-core assets. The Fourth Amendment allows for immediate prepayment of amounts under the Convertible Facility with a 5% prepayment penalty until 2nd anniversary of the Fourth Amendment and 3% prepayment penalty thereafter. As part of the Fourth Amendment, holders of notes under the Convertible Facility were provided down-round protection where issuances of equity interests (including securities that are convertible or exchangeable for equity interests) by the Company at less than the higher of (i) lowest conversion price under the amended and restated notes of the Convertible Facility amendment dated March 27, 2020 and (ii) the highest conversion price determined for any incremental advances, will automatically adjust the conversion/exercise price of the previous tranches and incremental tranche 4 warrants and the related replacement warrants to the price of the newly issued equity interests. Certain issuances of equity interests are exempted such as issuances to existing lenders, equity interests in contemplation at the time of Fourth Amendment and equity interests issued to employees, consultants, directors, advisors or other third parties, in exchange for goods and services or compensation. Pursuant to ASU 2017-11, the down-round protection was not considered a derivative and will be recognized when the down-round protection adjustments are triggered.

As consideration for the amendment, the conversion price for 52% of the tranches 1 through 3 and the first amendment fee notes outstanding under the Convertible Facility were amended to $0.34 per share. An amendment fee of $2,000,000 was also paid through the issuance of additional notes at a conversion price of $0.28 per share. The Fourth Amendment to the Convertible Facility was deemed to be a substantial modification under ASC Subtopic 470-50 and a loss on extinguishment of $10,129,655 was recorded in the Consolidated Statements of Operations for the year ended June 26, 2021.

On September 14, 2020, the Company closed on an incremental advance in the amount of $5,000,000 under its existing Convertible Facility with GGP at a conversion price of $0.20 per share. In connection with the incremental advance, the Company issued 25,000,000 warrants with an exercise price of $0.20 per share. In addition, 1,080,255 existing warrants were cancelled and replaced with 16,875,001 warrants with an exercise price of $0.20 per share. Pursuant to the terms of the Convertible Facility, the conversion price for 5.0% of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), being 5.0% of an aggregate principal amount of $170,729,923, was amended to $0.20 per share. As consideration for the additional advance, the Company issued convertible notes as consideration for a $468,564 fee with a conversion price of $0.20 per share.

On September 16, 2020 and September 28, 2020, the down round feature on the convertible notes and warrants issued in connection with Tranche 4, Incremental Advances and certain amendment fees was triggered wherein the exercise price was adjusted to $0.17 and $0.15 per share, respectively. The value of the effect of the down round feature on convertible notes and warrants was determined to be $32,744,770 and $6,723,954, respectively, for the year ended June 26, 2021. The effect related to convertible notes was recognized as additional debt discount and an increase in additional paid-in-capital. The effect related to warrants was recognized as a deemed distribution and an increase in additional paid-in capital.

On November 1, 2020, the Company repaid $8,000,000 of borrowings under the Convertible Facility and recorded a loss $943,707 on the partial extinguishment of debt and is included in the net effect on equity component of new and amended debt in the reconciliation of the beginning and ending balances of senior secured convertible credit facility for the year ended June 26, 2021.

On January 11, 2021, the Company amended and restated the securities purchase agreement under the Convertible Facility (the “Fifth Amendment”) wherein the minimum liquidity covenant was waived until June 30, 2021 and resetting at $7,500,000 effective on July 1, 2021 through December 31, 2021, and $15,000,000 thereafter, and waiver of the minimum liquidity covenant if the Company is current on cash interest. Furthermore, covenants with regards to non-operating leases, capital expenditures and corporate SG&A will now be tied to a board of directors approved budget. In conjunction with the Fifth Amendment, the Company received an additional advance of $10,000,000 under its existing Convertible Facility with GGP with a conversion price of $0.16 per share. The Company also issued 62,174,567 warrants exercisable for five years at a purchase price of $0.16 per share. The notes, restatement fee notes and warrants are subject to down round adjustment provisions, with certain exceptions, if the Company issues securities at a lower price. The Fifth Amendment to the Convertible Facility was not deemed to be a substantial modification under ASC Subtopic 470-50.

As a result of the amendments during fiscal year ended June 27, 2020, all convertible notes will have a maturity date of 36 months from April 23, 2019 (the “Maturity Date”), with a twelve-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Convertible Facility, provided that if the Tranche 4 Notes and Funding Commitments reach at least $100,000,000 in the aggregate, GGP will have certain options to extend the Maturity Date up to April 23, 2027. The Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date.

On May 11, 2021, the Company entered into an agreement letter (the “Letter”) with Gotham Green Partners (“GGP”). Pursuant to the Letter with GGP, the Company received reprieve from certain potential non-compliance with certain covenants under the Fifth Amendment dated January 11, 2021, such as potential non-compliance with certain reporting and notice requirements, pay certain liabilities when due, deliver control agreements for certain bank accounts, obtain consent from the lenders prior to hiring certain executives, obtain consent from the lenders for certain matters and related items. No amounts were paid by the Company for the Letter. The Company believes it will meet the amended covenants for the following 12-month period and has classified the balance of the Convertible Facility as non-current in the Consolidated Balance Sheets. Refer to “Note 2 – Summary of Significant Accounting Policies, Going Concern” for discussion of the Company’s plans for the 12-month period after the issuance of the consolidated financial statements and “Note 29 – Subsequent Events” for further details of the amendment subsequent to June 26, 2021.

Warrants Issued for the Senior Secured Convertible Credit Facility

Upon funding of Tranche 2 in the amount of $25,000,000 on July 12, 2019, the Company issued 2,967,708 and 857,336 warrants to the lenders at an exercise price of $3.16 and $3.65 per share, respectively. Upon funding of Tranche 3 in the amount of $10,000,000 on November 27, 2019, the Company issued 3,708,772 and 1,071,421 warrants to the lenders at an exercise price of $1.01 and $1.17 per share, respectively.

Upon funding of the Tranche 4 Advance in the amount of $12,500,000 on March 27, 2020, the Company issued 48,076,923 Warrants with an exercise price of $0.26, representing 100% coverage of the Tranche 4 Advance. Additionally, in accordance with the Third Amendment, the Company cancelled 2,700,628 of the 21,605,061 Existing Warrants issued under Tranche 1, Tranche 2 and Tranche 3 and reissued 32,451,923 Replacement Warrants with an exercise price per share equal to $0.26. Upon funding of the Tranche 4 Advance on March 27, 2020, the conversion price for $20,499,657 of the convertible notes, representing 12.5% of each under Tranche 1, Tranche 2 and Tranche 3 was amended to $0.26 per Subordinate Voting Share. Upon funding of the incremental advance in the amount of $2,500,000 on April 24, 2020, the Company issued 9,615,385 warrants with an exercise price of $0.26. In addition, 540,128 Existing Warrants were cancelled and replaced with 6,490,385 warrants with an exercise price of $0.26 in accordance with the Third Amendment.

Pursuant to the terms of the Convertible Facility, the conversion price of $47,100,000 of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), of an aggregate principal amount of $168,100,000, was amended to $0.17 per share, of which $16,800,000 of the Notes outstanding will continue to be subject to down round adjustment provisions. In addition, the Company cancelled an aggregate of 2,160,507 warrants that were issued with such notes and, in exchange, issued 41,967,832 warrants with an exercise price of $0.16 per share. In connection with the Fifth Amendment, the Company issued convertible notes as consideration for a $937,127 fee with a conversion price of $0.16 per share.

On April 21, 2021, the Company cancelled existing warrants issued to Gotham Green Partners pursuant to the Fifth Amendment of the Senior Secured Credit Facility. The following warrants were immediately and automatically cancelled in the amounts of 32,451,923, 6,490,385, 16,875,000 and 41,967,832 which were exercisable at $0.26, $0.26, $0.20 and $0.16, respectively.

Warrants issued pursuant to the Third Amendment may be exercised at the election of their holders on a cashless basis. All Existing and Replacement Warrants issued in connection with the Convertible Facility met the scope exception under ASC 815 and classified as equity instruments. The warrants are measured at fair value and recorded as a debt discount in connection with the Convertible Facility. See “Note 21 – Share-Based Compensation” for further information regarding the valuation method and assumptions used in determining the fair value of these equity instruments.

While the Notes are outstanding, the lenders will be entitled to the collective rights to (a) nominate an individual to the Board of Directors of the Company, and (b) appoint a representative to attend all meetings of the Board of Directors in a non-voting observer capacity. Pursuant to the Side Letter executed on October 29, 2019 in conjunction with the Amendment, GGP has the right to nominate a majority of the Company’s Board of Directors while the aggregate principal amount outstanding under the Notes being more than $25,000,000. The Notes are secured by substantially all assets of the Company.

The Notes and the Warrants, and any Subordinate Voting Shares issuable as a result of a conversion of the Notes or exercise of the Warrants, will be subject to a four-month hold period from the date of issuance of such Notes or such Warrants, as applicable, in accordance with applicable Canadian securities laws. Closing of any tranche of the Convertible Facility subsequent to Tranche 1 is subject to certain conditions being satisfied including, but not limited to, there is no event of default, reconfirmation of representations and warranties and compliance with applicable covenants and agreements.